Brandon J. Cage, Vice President and Managing Counsel

Protective Life Insurance Company

Brandon.Cage@protective.com

(205) 268-1889 direct

(205) 268-3597 fax

June 9, 2025

VIA E-MAIL AND EDGAR

SEC Staff

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

RE:      Post-Effective Amendment No. 6 to the Registration Statement for                      Schwab Genesis Variable Annuity (File No. 333-240192) on Form N-4

PLICO Variable Annuity Account S (File No. 811-23593)

Protective Life Insurance Company

Request for Selective Review

Dear SEC Staff, Division of Investment Management:

On behalf of Protective Life Insurance Company (the “Company”) and the PLICO Variable Annuity Account S (“Separate Account”), attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 6 (“PEA 6”), on Form N-4. This PEA 6 relates to the Schwab Genesis Variable Annuity contract which is funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.

The Company respectfully requests that the Staff afford PEA 6 selective review in accordance with Investment Company Act Release No. 13768 (February 15, 1984) and Securities Act Release No. 6510 (February 15, 1984). This PEA 6 contains disclosure that modifies some content regarding the mortality and expense risk charge and the administration charge included in the prospectus which is substantially similar disclosure previously reviewed. There are existing unmodified disclosures to provide context as well. All changes are on a go forward new investor basis and no existing investors are impacted by this change.

The Staff previously reviewed the prospectus disclosure changes contained in PEA 6, in connection with its review of the following filings:

June 9, 2025

•	Pre-Effective Amendment No. 2 for the Schwab Genesis Variable Annuity (333-240192) filed on November 25, 2020, Pre-Effective Amendment No. 1, filed on November 24, 2020, and Initial Registration Statement filed on July 30, 2020.

The previous filed initial registration statements and amendments referenced above are collectively referred to as “Prior Filings.” For your convenience, we have also forwarded to you a marked copy of the prospectus supplement from PEA 6 to reflect where disclosure has been modified from the Prior Filings.

The material differences from the Prior Filings are as follows:

•	Prospectus

o	Added disclosure for a banded mortality and expense risk charge that may vary (decrease, increase, or remain the same) each quarter as the contract value changes. As contract value increases the charge decreases. The highest charge, 0.45%, equals what is currently assessed and may be reduced to 0.35%.

o	Decrease in the Administration Charge.

* * *

If you have any questions or comments regarding PEA 6, or if there is anything that we can do to facilitate the Staff’s review, please call me at (205) 268-1889. As always, we greatly appreciate the Staff’s efforts in assisting the Company with this filing.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage

Vice President and Managing Counsel